FPA PARAMOUNT FUND, INC.

                                                              SEMI-ANNUAL REPORT


[LOGO]
DISTRIBUTOR

FPA FUND DISTRIBUTORS, INC.

1400 West Olympic Boulevard, Suite 1200
Los Angeles, California 90064                                     MARCH 31, 1998

                               LETTER TO SHAREHOLDERS


Dear Fellow Shareholders:

   Those of you who have been in Paramount for years know that I'm a straight shooter who calls it the way I see it, and this letter will be no exception.
The last six months have been a difficult period for my style of stock picking, which has been out of favor in a market that has reached heights undreamt of two or three years ago. Below is an explanation of recent returns and reasons why I remain confident in our ability to deliver competitive long-term returns.

   During the six months ending March 31, 1998, the per share net asset value of your Fund increased 0.4%, while the unmanaged S&P 500 increased 17.2% and the unmanaged Dow Jones Industrial Average increased 11.7%. The above changes include reinvestment of all dividends and distributions during the period. During 1997, the Fund sold positions in some stocks to capture gains and then reinvested these profits in a variety of under-valued securities. As a result of these sales, the Fund paid $1.90 in capital gains, in addition to $0.14 from net investment income earned (paid January 7, 1998 to shareholders of record December 31, 1997).

   The Fund's recent relative under-performance has certainly been disappointing but is not unusual for a contrarian investor. As I discussed in my last letter, contrarians always get out of sync with the market at one time or another, and I am certainly no exception. Thus, I'm not going to change my style. I've had a consistent investment approach over the past 32 years of my career, and in the long run it has worked and it will continue to work.

   While I can do little more than provide the standard explanations of how the market has attained such lofty levels, I can assure you that few investors truly anticipated these unprecedented moves. Short of new paradigm thinking, the stock market is at unrealistic levels. One can see signs of this at any gathering where people are discussing investments that return 15-20% per year with little or no consideration of risk. These certainly are the best and worst of times.

   Coca-Cola is one of the most dramatic demonstrations of an overvalued stock. Revenues are growing 7-8% a year, while earnings are growing 15% a year; and some of these earnings were generated from the non-recurring profits of selling bottling companies. Coca-Cola is selling at a price-to-earnings ratio of 48.3 times 1998 earnings, which is unrealistic to any historical comparison. This cycle's "exuberance" is, however, somewhat different from the across-the-board overvaluations of the late 1960s in the sense that the speculation is specifically focused on large companies with high multiples and smaller company story stocks. This provides an opportunity for the Fund to find selective value in some of the other smaller stocks.

   Finding value in these selective, smaller capitalization stocks generally involves cutting through bad news to get at the fundamentals of the business. Our recent investment in Triton Energy at an average cost of $31.05 demonstrates the benefits of Paramount's investment philosophy. The stock was trading in the $50 range when news broke out that several countries in Southeast Asia, where

Triton is heavily involved, had devalued their currency. Since I knew the company very well, we were able to take advantage of the dramatic price decline. Today it is selling at $39.81.

   A large investment was made in Paging Network (world's largest paging company) at $9.65. Today it is $14.38. Why? A new CEO was appointed who stopped the negative cash flow which appeared to be leading the company into financial ruin.

   Polymer Group, a company which produces non-woven fabric for baby diapers, had declined from $17 to $10. We committed 5% of the Fund's assets at a cost of $10.29 because the company has several exciting new products in development. On top of that, the CEO personally invested $23 million of his own money at $9.50. What else do you need to know? Today it is at $12.50.

   These are three large investments which have produced satisfactory results to date. Others are Magellan Health Services, Oakley, Leucadia National, and Columbia/HCA. Charming Shoppes and Lone Star Steakhouse are investments which are taking longer to mature. Charming Shoppes is currently at $4.86, but has $1.40 a share in cash, after all long-term debt is paid, and sports a book value of $4.00 per share. There is very little downside. Lone Star Steakhouse is having management problems which are certainly fixable. It has no long-term debt and $135 million in cash. My ill-timed investments in three gold stocks last year have started to rally back after investors realized that Italy, France, and Germany were not going to sell any gold in the foreseeable future. I will close with what has been my most disappointing investment over the last few years: Service Merchandise. Just this year, the CEO is making changes that the Board of Directors would not have allowed in the past. This guy knows what he is doing. I feel the risk versus reward is excellent.

   I appreciate your ongoing support and look forward to our next report.


Respectfully submitted,


/s/ William M. Sams

William M. Sams
President


May 19, 1998

     MAJOR PORTFOLIO CHANGES
     Six Months Ended March 31, 1998

                                                                      Shares or
                                                                      Principal
NET PURCHASES                                                          Amount
                                                                  ---------------
COMMON STOCKS
Charming Shoppes, Inc. . . . . . . . . . . . . . . . . . . .         470,000 shs.
De Beers Consolidated Mines Ltd. (ADR) (1) . . . . . . . . .         500,000 shs.
Homestake Mining Company . . . . . . . . . . . . . . . . . .       1,142,000 shs.
Newmont Mining Corporation . . . . . . . . . . . . . . . . .         150,000 shs.
Oakley, Inc. (1) . . . . . . . . . . . . . . . . . . . . . .       1,453,000 shs.
Paging Network, Inc. . . . . . . . . . . . . . . . . . . . .         519,000 shs.
Placer Dome Inc. . . . . . . . . . . . . . . . . . . . . . .       1,200,000 shs.
Polymer Group, Inc. (1). . . . . . . . . . . . . . . . . . .       2,167,000 shs.
TRICON Global Restaurants, Inc. (1). . . . . . . . . . . . .       1,100,000 shs.
Triton Energy Limited (1). . . . . . . . . . . . . . . . . .       1,150,000 shs.

U.S. TREASURY OBLIGATION
U.S. Treasury Inflation-Indexed Notes-- 3d% 2007 (1) . . . .     $30,597,300


NET SALES


COMMON STOCKS
Inco Limited (2) . . . . . . . . . . . . . . . . . . . . . .         100,000 shs.
Leucadia National Corporation. . . . . . . . . . . . . . . .         350,000 shs.
Louisiana-Pacific Corporation. . . . . . . . . . . . . . . .         300,000 shs.
Mohawk Industries, Inc. (2). . . . . . . . . . . . . . . . .         600,000 shs.
Safety-Kleen Corporation (2) . . . . . . . . . . . . . . . .         531,500 shs.
Storage Technology Corporation (2) . . . . . . . . . . . . .         100,000 shs.
Texas Utilities Company. . . . . . . . . . . . . . . . . . .          95,000 shs.
Unifi, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .         400,000 shs.
Woolworth Corporation. . . . . . . . . . . . . . . . . . . .         250,000 shs.



(1) Indicates new commitment to portfolio
(2) Indicates elimination from portfolio

                               PORTFOLIO OF INVESTMENTS
                                    March 31, 1998


COMMON STOCKS                                                            Shares             Cost                Value
------------------------------------------------------------           ---------        ------------        ------------
MINING -- 17.5%
De Beers Consolidated Mines Ltd. (ADR) . . . . . . . . . . .             500,000        $ 10,713,827        $ 10,968,750
Homestake Mining Company . . . . . . . . . . . . . . . . . .           3,300,000         40,306,927           35,887,500
Newmont Mining Corporation . . . . . . . . . . . . . . . .             1,200,000          47,079,207          36,675,000
Placer Dome Inc. . . . . . . . . . . . . . . . . . . . . . .           2,900,000          48,764,501          38,243,750
                                                                                        ------------        ------------
                                                                                        $146,864,462        $121,775,000
                                                                                        ------------        ------------

RESTAURANTS -- 12.5%
Lone Star Steakhouse & Saloon, Inc.*+. . . . . . . . . . . .           2,167,000        $ 52,907,736        $ 49,163,813
Luby's Cafeterias, Inc.. . . . . . . . . . . . . . . . . .               250,000           4,998,750           4,750,000
TRICON Global Restaurants, Inc.* . . . . . . . . . . . . . .           1,100,000          34,157,550          33,068,750
                                                                                        ------------        ------------
                                                                                        $ 92,064,036        $ 86,982,563
                                                                                        ------------        ------------

OIL & GAS PRODUCTION/EXPLORATION -- 10.6%
Chieftain International, Inc.* . . . . . . . . . . . . . . .             150,000        $  3,179,250        $  3,562,500
EEX Corporation* . . . . . . . . . . . . . . . . . . . . . .           2,849,257          16,796,209          27,958,334
Triton Energy Limited* . . . . . . . . . . . . . . . . . . .           1,150,000          35,705,422          42,262,500
                                                                                        ------------        ------------
                                                                                        $ 55,680,881        $ 73,783,334
                                                                                        ------------        ------------

HEALTHCARE -- 10.3%
Columbia/HCA Healthcare Corporation. . . . . . . . . . . . .           1,270,000        $ 36,331,375        $ 40,957,500
Magellan Health Services, Inc.*. . . . . . . . . . . . . . .           1,200,000          21,055,591          31,200,000
                                                                                        ------------        ------------
                                                                                        $ 57,386,966        $ 72,157,500
                                                                                        ------------        ------------

RETAILING -- 8.5%
Charming Shoppes, Inc.*. . . . . . . . . . . . . . . . . . .           3,285,000        $ 18,111,165        $ 15,603,750
Service Merchandise Company, Inc.*+. . . . . . . . . . . . .           7,000,000          37,253,335          14,000,000
Woolworth Corporation* . . . . . . . . . . . . . . . . . . .           1,200,000          26,864,957          30,000,000
                                                                                        ------------        ------------
                                                                                        $ 82,229,457        $ 59,603,750
                                                                                        ------------        ------------

CONSUMER NON-DURABLE GOODS -- 7.0%
Oakley, Inc.*. . . . . . . . . . . . . . . . . . . . . . . .           1,453,000        $ 15,175,628        $ 16,800,312
Polymer Group, Inc.*+. . . . . . . . . . . . . . . . . . . .           2,167,000          21,053,052          28,306,438
Unifi, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .             100,000           3,577,940           3,725,000
                                                                                        ------------        ------------
                                                                                        $ 39,806,620        $ 48,831,750
                                                                                        ------------        ------------

                            PORTFOLIO OF INVESTMENTS
                                 March 31, 1998

                                                                       Shares or
                                                                       Principal
COMMON STOCKS-CONTINUED                                                 Amount              Cost                Value
------------------------------------------------------------           ---------        ------------        ------------

COMMUNICATION & INFORMATION -- 6.4%
Paging Network, Inc.*. . . . . . . . . . . . . . . . . . . .           2,900,000        $ 27,982,402        $ 44,587,500
                                                                                        ------------        ------------
INSURANCE -- 3.4%
Leucadia National Corporation. . . . . . . . . . . . . . . .             600,000        $ 12,692,393        $ 23,625,000
                                                                                        ------------        ------------
MATERIALS -- 3.2%
DSM N.V. (ADR) . . . . . . . . . . . . . . . . . . . . . . .             500,000        $ 11,886,250        $ 13,000,000
Louisiana-Pacific Corporation. . . . . . . . . . . . . . . .             400,000           8,926,305           9,300,000
                                                                                        ------------        ------------
                                                                                        $ 20,812,555        $ 22,300,000
                                                                                        ------------        ------------
UTILITIES -- 1.4%
Texas Utilities Company. . . . . . . . . . . . . . . . . . .             242,500        $ 10,573,084        $  9,533,281
                                                                                        ------------        ------------

CONSTRUCTION -- 0.2%
Morrison Knudsen Corporation*. . . . . . . . . . . . . . . .             100,000        $  1,200,000        $  1,118,750
                                                                                        ------------        ------------

OTHER COMMON STOCKS -- 1.6%. . . . . . . . . . . . . . . . .                            $ 10,984,859        $ 11,304,375
                                                                                        ------------        ------------

TOTAL COMMON STOCKS -- 82.6% . . . . . . . . . . . . . . . .                            $558,277,715        $575,602,803
                                                                                        ------------        ------------

U.S. TREASURY OBLIGATION -- 4.3%
U.S. Treasury Inflation-Indexed Notes-- 3d% 2007 . . . . . .         $30,597,300        $ 29,932,986        $ 29,669,819
                                                                                        ------------        ------------

TOTAL INVESTMENT SECURITIES -- 86.9% . . . . . . . . . . . .                            $588,210,701        $605,272,622
                                                                                        ------------        ------------
                                                                                        ------------

                            PORTFOLIO OF INVESTMENTS
                                 March 31, 1998

                                                                       Principal
SHORT-TERM INVESTMENTS --13.3%                                          Amount               Value
Short-term Corporate Notes:                                          -----------        ------------
 MetLife Funding, Inc. -- 5.52% 4/1/98 . . . . . . . . . . .         $ 3,000,000        $  3,000,000
 Walt Disney Company, The -- 5.38% 4/2/98. . . . . . . . . .           2,000,000           1,999,701
 Coca-Cola Company, The -- 5.45% 4/3/98. . . . . . . . . . .          13,000,000          12,996,064
 Emerson Electric Co. -- 5.48% 4/15/98 . . . . . . . . . . .           2,000,000           1,995,738
 Amoco Corporation -- 5.43% 4/17/98. . . . . . . . . . . . .           1,500,000           1,496,380
 Amoco Corporation -- 5.47% 4/17/98. . . . . . . . . . . . .          18,000,000          17,956,240
 Du Pont (E.I.) De Nemours & Company -- 5.47% 4/20/98. . . .          22,000,000          21,936,487
 Coca-Cola Company, The -- 5.49% 4/21/98 . . . . . . . . . .           2,000,000           1,993,900
 Abbott Laboratories -- 51/2% 4/23/98. . . . . . . . . . . .           2,000,000           1,993,278
 Bell Atlantic Financial Services, Inc. -- 5.55% 4/23/98 . .          15,000,000          14,949,125
 Walt Disney Company, The -- 5.43% 4/28/98 . . . . . . . . .           2,000,000           1,991,855
 Anheuser-Busch Companies, Inc.-- 51/2% 5/1/98 . . . . . . .           1,000,000             995,417
 Toys "R" Us, Inc. -- 5.54% 5/1/98 . . . . . . . . . . . . .           1,000,000             995,383
 Du Pont (E.I.) De Nemours & Company -- 5.48% 5/4/98 . . . .           1,000,000             994,977
 Du Pont (E.I.) De Nemours & Company -- 51/2% 5/6/98 . . . .           6,500,000           6,465,243
 Du Pont (E.I.) De Nemours & Company -- 51/2% 5/7/98 . . . .           1,000,000             994,500
                                                                                        ------------
                                                                                        $ 92,754,288
                                                                                        ------------
TOTAL INVESTMENTS -- 100.2%. . . . . . . . . . . . . . . . .                            $698,026,910
Liabilities less other assets -- (0.2)%. . . . . . . . . . .                              (1,196,669)
                                                                                        ------------

TOTAL NET ASSETS -- 100% . . . . . . . . . . . . . . . . . .                            $696,830,241
                                                                                        ------------
                                                                                        ------------

*    Non-income producing security

+ Affiliate as defined in the Investment Company Act of 1940 by reason of ownership of 5% or more of its outstanding voting securities. Following is a summary of transactions in securities of these affiliates during the period ended March 31, 1998.

                                             Purchases      Sales at
                                              at Cost         Cost
                                             ---------      --------
     Lone Star Steakhouse & Saloon, Inc         --             --
     Polymer Group, Inc.                    $21,053,052        --
     Service Merchandise Company, Inc.          --             --


See notes to financial statements.

                         STATEMENT OF ASSETS AND LIABILITIES
                                    March 31, 1998

ASSETS
  Investments at value:
    Investment securities -- at market value
      (identified cost $588,210,701) . . . . . . . . . . . .        $605,272,622
    Short-term investments -- at cost plus interest earned
      (maturities of 60 days or less). . . . . . . . . . . .          92,754,288        $698,026,910
                                                                    ------------
  Cash . . . . . . . . . . . . . . . . . . . . . . . . . . .                                  92,804
  Receivable for:
    Dividends. . . . . . . . . . . . . . . . . . . . . . . .        $    905,547
    Interest . . . . . . . . . . . . . . . . . . . . . . . .             213,949
    Capital Stock sold . . . . . . . . . . . . . . . . . . .              81,805           1,201,301
                                                                    ------------        ------------
     . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            $699,321,015
LIABILITIES
  Payable for:
    Capital Stock repurchased. . . . . . . . . . . . . . . .        $  1,962,463
    Advisory fees and financial services . . . . . . . . . .             432,611
    Accrued expenses . . . . . . . . . . . . . . . . . . . .              95,700           2,490,774
                                                                    ------------        ------------


NET ASSETS -- equivalent to $13.73 per share on 50,763,462
  shares of Capital Stock outstanding. . . . . . . . . . . .                            $696,830,241
                                                                                        ------------
                                                                                        ------------
SUMMARY OF SHAREHOLDERS' EQUITY
  Capital Stock -- par value $0.25 per share; authorized
   100,000,000 shares; outstanding 50,763,462 shares . . . .                            $ 12,690,865
  Additional Paid-in Capital . . . . . . . . . . . . . . . .                             648,939,197
  Undistributed net realized gain on investments . . . . . .                              16,047,233
  Undistributed net investment income. . . . . . . . . . . .                               2,091,025
  Unrealized appreciation of investments . . . . . . . . . .                              17,061,921
                                                                                        ------------
  Net assets at March 31, 1998 . . . . . . . . . . . . . . .                            $696,830,241
                                                                                        ------------
                                                                                        ------------




See notes to financial statements.

                             STATEMENT OF OPERATIONS
                     For the Six Months Ended March 31, 1998

INVESTMENT INCOME
    Interest . . . . . . . . . . . . . . . . . . . . . . . .                            $  6,322,686
    Dividends. . . . . . . . . . . . . . . . . . . . . . . .                               2,139,652
                                                                                        ------------
     . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            $  8,462,338

EXPENSES
Advisory fees. . . . . . . . . . . . . . . . . . . . . . . .          $2,372,379
    Financial services . . . . . . . . . . . . . . . . . . .             361,135
    Transfer agent fees and expenses . . . . . . . . . . . .             281,201
    Registration fees. . . . . . . . . . . . . . . . . . . .              71,261
    Custodian fees and expenses. . . . . . . . . . . . . . .              30,885
    Audit fees . . . . . . . . . . . . . . . . . . . . . . .              27,975
    Directors' fees and expenses . . . . . . . . . . . . . .              20,797
    Reports to shareholders. . . . . . . . . . . . . . . . .              17,228
    Legal fees . . . . . . . . . . . . . . . . . . . . . . .              10,107
    Insurance. . . . . . . . . . . . . . . . . . . . . . . .               6,026
    Other expenses . . . . . . . . . . . . . . . . . . . . .              14,841           3,213,835
                                                                     -----------        ------------
      Net investment income. . . . . . . . . . . . . . . . .                            $  5,248,503
                                                                                        ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS

Net realized gain on investments:
Proceeds from sales of investment securities (excluding
    short-term investments with maturities of 60 days or less)       $92,288,629
    Cost of investment securities sold . . . . . . . . . . .          71,768,226
                                                                     -----------
       Net realized gain on investments. . . . . . . . . . .                            $ 20,520,403

Unrealized appreciation of investments:
    Unrealized appreciation at beginning of period . . . . .         $51,873,295
    Unrealized appreciation at end of period . . . . . . . .          17,061,921
                                                                     -----------
       Decrease in unrealized appreciation of investments. .                             (34,811,374)
                                                                                        ------------

         Net realized and unrealized loss on investments . .                            $(14,290,971)
                                                                                        ------------

NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS. . . . . . . . . . . . . . . . . . . . . .                            $ (9,042,468)
                                                                                        ------------
                                                                                        ------------

See notes to financial statements.

                      STATEMENT OF CHANGES IN NET ASSETS

                                                            Six Months Ended               Year Ended
                                                             March 31, 1998            September 30, 1997
                                                     ---------------------------   ---------------------------
INCREASE (DECREASE)
 IN NET ASSETS
Operations:
  Net investment income. . . . . . . . . . . . . .   $  5,248,503                  $ 13,821,604
  Net realized gain on investments . . . . . . . .     20,520,403                    91,100,936
  Increase (decrease) in unrealized
    appreciation of investments. . . . . . . . . .    (34,811,374)                   19,103,006
                                                     ------------                  ------------
Increase (decrease) in net assets
  resulting from operations. . . . . . . . . . . .                 $  (9,042,468)                 $124,025,546

Distributions to shareholders from:
  Net investment income. . . . . . . . . . . . . .   $ (6,858,805)                 $(13,949,391)
  Net realized capital gains . . . . . . . . . . .    (93,083,788)   (99,942,593)  (112,712,010)  (126,661,401)
                                                     ------------                  ------------
Capital Stock transactions:
  Proceeds from Capital Stock sold . . . . . . . .   $ 28,486,861                  $171,882,375
  Proceeds from shares issued to
    shareholders upon reinvestment
    of dividends and distributions . . . . . . . .     86,761,495                   107,501,337
  Cost of Capital Stock repurchased. . . . . . . .   (140,166,150)   (24,917,794)  (129,073,320)   150,310,392
                                                     ------------  -------------   ------------   ------------
Total increase (decrease) in net assets. . . . . .                 $(133,902,855)                 $147,674,537


NET ASSETS
Beginning of period, including
  undistributed net investment income
  of $3,701,327 and $3,829,114 . . . . . . . . . .                   830,733,096                   683,058,559
                                                                   -------------                  ------------
End of period, including
  undistributed net investment income
  of $2,091,025 and $3,701,327 . . . . . . . . . .                 $ 696,830,241                  $830,733,096
                                                                   -------------                  ------------
                                                                   -------------                  ------------


CHANGE IN CAPITAL STOCK
  OUTSTANDING
Shares of Capital Stock sold . . . . . . . . . . .                     2,159,093                    11,574,033
Shares issued to shareholders upon
  reinvestment of dividends and
  distributions. . . . . . . . . . . . . . . . . .                     7,076,794                     7,390,224
Shares of Capital Stock repurchased. . . . . . . .                   (10,540,001)                   (8,195,774)
                                                                   -------------                  ------------
Increase (decrease) in Capital Stock
  outstanding. . . . . . . . . . . . . . . . . . .                    (1,304,114)                   10,768,483
                                                                   -------------                  ------------
                                                                   -------------                  ------------

See notes to financial statements.

                             FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD


                                                       Six
                                                      Months
                                                      Ended
                                                      March                       Year Ended September 30,
                                                       31,      ----------------------------------------------------------
                                                      1998        1997         1996        1995         1994        1993
                                                    --------    --------     --------    --------     --------    --------
Per share operating performance:
Net asset value at beginning of period . . . . . .  $  15.95    $  16.54     $  14.90    $  14.73     $  13.72    $  13.09
                                                    --------    --------     --------    --------     --------    --------

Net investment income. . . . . . . . . . . . . . .  $   0.11    $   0.29     $   0.30    $   0.30     $   0.24    $   0.25
Net realized and unrealized gain on
  investment securities. . . . . . . . . . . . . .     (0.29)       2.30         2.52        1.17         2.54        1.61

Total from investment operations . . . . . . . . .  $  (0.18)   $   2.59     $   2.82    $   1.47     $   2.78    $   1.86
                                                    --------    --------     --------    --------     --------    --------

Less distributions:
  Dividends from net investment income . . . . . .  $  (0.14)   $  (0.31)    $  (0.27)   $  (0.29)    $  (0.25)   $  (0.25)
  Distributions from net realized
    capital gains. . . . . . . . . . . . . . . . .     (1.90)      (2.87)       (0.91)      (1.01)       (1.52)      (0.98)
  Total distributions. . . . . . . . . . . . . . .  $  (2.04)   $  (3.18)    $  (1.18)   $  (1.30)    $  (1.77)   $  (1.23)
                                                    --------    --------     --------    --------     --------    --------
Net asset value at end of period . . . . . . . . .  $  13.73    $  15.95     $  16.54    $  14.90     $  14.73    $  13.72
                                                    --------    --------     --------    --------     --------    --------
                                                    --------    --------     --------    --------     --------    --------

Total investment return* . . . . . . . . . . . . .     0.41%      17.70%       20.42%      11.11%       21.69%      15.08%

Ratios/supplemental data:
Net assets at end of period (in $000's). . . . . .   696,830     830,733      683,059     595,917      421,382     327,179
Ratio of expenses to average net assets. . . . . .    0.90%+       0.86%        0.87%       0.89%        0.90%       0.89%
Ratio of net investment income to
  average net assets . . . . . . . . . . . . . . .    1.47%+       1.84%        1.94%       2.25%        1.69%       1.83%
Portfolio turnover rate. . . . . . . . . . . . . .      36%+        110%         131%         95%          76%         98%
Average brokerage commissions per share. . . . . .  $ 0.0551    $ 0.0676     $ 0.0646         --           --          --

* Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge. The return for the six months ended March 31, 1998 is not annualized.

+   Annualized


See notes to financial statements.

                            NOTES TO FINANCIAL STATEMENTS

                                    March 31, 1998


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The Fund's objective is a high total investment return, including capital appreciation and income, from a diversified portfolio of securities. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A.   Security Valuation
          Securities listed or traded on a national securities exchange or on the NASDAQ National Market System are valued at the last sale price on the last business day of the period, or if there was not a sale that day, at the last bid price. Unlisted securities are valued at the most recent bid price. Short-term investments with maturities of 60 days or less are valued at cost plus interest earned, which approximates market value.

B.   Federal Income Tax
          No provision for federal income tax is required because the Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code and intends to maintain this qualification and to distribute each year to its shareholders, in accordance with the minimum distribution requirements of the Code, all of its taxable net investment income and taxable net realized gains on investments.

C.   Securities Transactions and Related
     Investment Income
          Securities transactions are accounted for on   the  date  the
     securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

D.   Use of Estimates
          The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from those estimates.

NOTE 2 -- PURCHASES OF INVESTMENT SECURITIES
     Cost of purchases of investment securities (excluding short-term investments with maturities of 60 days or less) aggregated $203,223,096 for the six months ended March 31, 1998. Realized gains or losses are based on the specific-certificate identification method. Cost of securities held at March 31, 1998 was the same for federal income tax and financial reporting purposes.

NOTE 3 -- ADVISORY FEES AND OTHER
          AFFILIATED TRANSACTIONS
     Pursuant to an Investment Advisory Agreement, advisory fees were paid by the Fund to First Pacific Advisors, Inc. (the "Adviser"). Under the terms of this Agreement, the Fund

                            NOTES TO FINANCIAL STATEMENTS

                                      Continued

pays the Adviser a monthly fee calculated at the annual rate of 0.75% of the first $50 million of the Fund's average daily net assets and 0.65% of the average daily net assets in excess of $50 million. In addition, the Fund reimburses the Adviser monthly for the costs incurred by the Adviser in providing financial services to the Fund, providing, however, that this reimbursement shall not exceed 0.1% of the average daily net assets for any fiscal year. The Agreement obligates the Adviser to reduce its fee to the extent necessary to reimburse the Fund for any annual expenses (exclusive of interest, taxes, the cost of any supplemental statistical and research information, and extraordinary expenses such as litigation) in excess of 11/2% of the first $30 million and 1% of the remaining average net assets of the Fund for the year.

     For the six months ended March 31, 1998, the Fund paid aggregate fees of $20,000 to all Directors who are not affiliated persons of the Adviser. Certain officers of the Fund are also officers of the Adviser and FPA Fund Distributors, Inc.


NOTE 4 -- DISTRIBUTOR

     For the six months ended March 31, 1998, FPA Fund Distributors, Inc. ("Distributor"), a wholly owned subsidiary of the Adviser, received $36,265 in net Fund share sales commissions after reallowance to other dealers. The
Distributor pays  its   own  overhead  and general administrative expenses, the
cost of printing prospectuses and the cost of supplemental sales literature, promotion and advertising.

                               OFFICERS AND DIRECTORS


DIRECTORS

Julio J. de Puzo, Jr.
John P. Endicott
Leonard Mautner
John H. Rubel
John P. Shelton

Joseph Lowitz, CHAIRMAN EMERITUS
John F. Allard, DIRECTOR EMERITUS


OFFICERS

William M. Sams, PRESIDENT AND
   CHIEF INVESTMENT OFFICER
Julio J. de Puzo, Jr., EXECUTIVE VICE
   PRESIDENT
Eric S. Ende, VICE PRESIDENT
Janet M. Pitman, VICE PRESIDENT
J. Richard Atwood, TREASURER
Sherry Sasaki, SECRETARY
Christopher H. Thomas, ASSISTANT TREASURER


INVESTMENT ADVISER

First Pacific Advisors, Inc.
11400 West Olympic Boulevard, Suite 1200
Los Angeles, California  90064


DISTRIBUTOR

FPA Fund Distributors, Inc.
11400 West Olympic Boulevard, Suite 1200
Los Angeles, California  90064


COUNSEL

O'Melveny & Myers LLP
Los Angeles, California


CUSTODIAN & TRANSFER AGENT

State Street Bank and Trust Company
Boston, Massachusetts


SHAREHOLDER SERVICE AGENT

Boston Financial Data Services, Inc.
P.O. Box 8500
Boston, Massachusetts  02266-8500
(800) 638-3060
(617) 328-5000



This report has been prepared for the information of shareholders of FPA Paramount Fund, Inc., and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. The financial information included in this report has been taken from the records of the Fund without examination by independent auditors.